CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY In Millions, unless otherwise specified	Total USD ($)	Total JPY (¥)	Common Stock USD ($)	Common Stock JPY (¥)	Additional Paid-in Capital USD ($)	Additional Paid-in Capital JPY (¥)	Retained Earnings USD ($)	Retained Earnings JPY (¥)	Accumulated Other Comprehensive Income (Loss) USD ($)	Accumulated Other Comprehensive Income (Loss) JPY (¥)	Treasury Stock USD ($)	Treasury Stock JPY (¥)	Total ORIX Corporation Shareholders' Equity USD ($)	Total ORIX Corporation Shareholders' Equity JPY (¥)	Noncontrolling Interests USD ($)	Noncontrolling Interests JPY (¥)
Beginning Balance at Mar. 31, 2009 (Scenario, Previously Reported)		¥ 1,185,597		¥ 102,216		¥ 136,313		¥ 1,071,919		¥ (92,384)		¥ (50,534)		¥ 1,167,530		¥ 18,067
Beginning Balance (Restatement Adjustment) (Adjustments for New Accounting Pronouncement)		1,758						1,758						1,758		0
Beginning Balance at Mar. 31, 2009		1,187,355		102,216		136,313		1,073,677		(92,384)		(50,534)		1,169,288		18,067
Issuance of common stock		83,024		41,677		41,347								83,024		0
Contribution to subsidiaries		2,473												0		2,473
Transaction with noncontrolling interests		(359)				(32)				(387)				(419)		60
Comprehensive income (loss), net of tax:
Net income		38,461						37,757						37,757		704
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities		13,499								13,497				13,497		2
Net change of defined benefit pension plans		7,125								7,129				7,129		(4)
Net change of foreign currency translation adjustments		(6,862)								(5,860)				(5,860)		(1,002)
Net change of unrealized gains (losses) on derivative instruments		(1,460)								(1,454)				(1,454)		(6)
Total other comprehensive income (loss)		12,302												13,312		(1,010)
Total comprehensive income (loss)		50,763												51,069		(306)
Cash dividends		(8,778)						(6,261)						(6,261)		(2,517)
Conversion of convertible bond		14		7		7								14		0
Exercise of stock options		77		39		38								77		0
Compensation cost of stock options		611				611								611		0
Acquisition of treasury stock		(3)										(3)		(3)		0
Disposal of treasury stock		291						(531)				822		291		0
Other, net		993				377		137				479		993		0
Ending balance at Mar. 31, 2010 (Scenario, Previously Reported)		1,316,461		143,939		178,661		1,104,779		(79,459)		(49,236)		1,298,684		17,777
Ending balance (Restatement Adjustment) (Adjustments for New Accounting Pronouncement)		(21,668)						(22,495)		(3,406)				(25,901)		4,233
Ending balance at Mar. 31, 2010		1,294,793		143,939		178,661		1,082,284		(82,865)		(49,236)		1,272,783		22,010
Contribution to subsidiaries		3,864												0		3,864
Transaction with noncontrolling interests		(2,246)				200				4				204		(2,450)
Comprehensive income (loss), net of tax:
Net income		69,648						67,275						67,275		2,373
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities		7,663								7,605				7,605		58
Net change of defined benefit pension plans		(2,006)								(2,006)				(2,006)		0
Net change of foreign currency translation adjustments		(18,833)								(18,118)				(18,118)		(715)
Net change of unrealized gains (losses) on derivative instruments		(782)								(800)				(800)		18
Total other comprehensive income (loss)		(13,958)												(13,319)		(639)
Total comprehensive income (loss)		55,690												53,956		1,734
Cash dividends		(11,532)						(8,061)						(8,061)		(3,471)
Conversion of convertible bond		14		7		7								14		0
Exercise of stock options		98		49		49								98		0
Compensation cost of stock options		142				142								142		0
Acquisition of treasury stock		(70)										(70)		(70)		0
Other, net		275				78		61				136		275		0
Ending balance at Mar. 31, 2011	16,316	1,341,028	1,752	143,995	2,180	179,137	13,889	1,141,559	(1,170)	(96,180)	(598)	(49,170)	16,053	1,319,341	263	21,687
Contribution to subsidiaries	262	21,503											0	0	262	21,503
Transaction with noncontrolling interests	(5)	(470)			1	52			0	(20)			1	32	(6)	(502)
Comprehensive income (loss), net of tax:
Net income	1,044	85,818					1,048	86,150					1,048	86,150	(4)	(332)
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	62	5,121							56	4,642			56	4,642	6	479
Net change of defined benefit pension plans	(40)	(3,247)							(40)	(3,245)			(40)	(3,245)	0	(2)
Net change of foreign currency translation adjustments	(13)	(1,077)							(1)	(98)			(1)	(98)	(12)	(979)
Net change of unrealized gains (losses) on derivative instruments	(14)	(1,170)							(14)	(1,155)			(14)	(1,155)	0	(15)
Total other comprehensive income (loss)	(5)	(373)											1	144	(6)	(517)
Total comprehensive income (loss)	1,039	85,445											1,049	86,294	(10)	(849)
Cash dividends	(131)	(10,703)					(105)	(8,599)					(105)	(8,599)	(26)	(2,104)
Conversion of convertible bond	0	6	0	3	0	3							0	6	0	0
Exercise of stock options	0	55	0	28	0	27							0	55	0	0
Acquisition of treasury stock	0	(1)									0	(1)	0	(1)	0	0
Other, net	(11)	(991)			0	4	(14)	(1,259)			3	264	(11)	(991)	0	0
Ending balance at Mar. 31, 2012	$ 17,470	¥ 1,435,872	$ 1,752	¥ 144,026	$ 2,181	¥ 179,223	$ 14,818	¥ 1,217,851	$ (1,169)	¥ (96,056)	$ (595)	¥ (48,907)	$ 16,987	¥ 1,396,137	$ 483	¥ 39,735